Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended	31 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	May 02, 2016	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2025
C000171459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Value Fund (Class R6) – including sales charge
Accumulated Value	$ 10,000		$ 10,683			$ 12,120		$ 13,024		$ 13,998		$ 13,917		$ 16,472		$ 17,751		$ 16,743		$ 20,296		$ 20,678
C000006336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Value Fund (Institutional Class) – including sales charge
Accumulated Value		$ 10,000			$ 11,123		$ 12,611		$ 13,539		$ 14,536		$ 14,438		$ 17,064		$ 18,377		$ 17,316		$ 20,977		$ 21,378
C000031061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Value Fund (Class R) – including sales charge
Accumulated Value		10,000			11,070		12,485		13,336		14,249		14,085		16,565		17,743		16,641		20,046		20,325
C000006335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Value Fund (Class C) – including sales charge
Accumulated Value		10,000			11,017		12,368		13,146		13,972		13,738		16,079		17,143		15,985		19,175		19,329
C000006333 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Value Fund (Class A) – including sales charge
Accumulated Value		9,425			10,462		11,828		12,667		13,565		13,443		15,854		17,028		16,007		19,332		19,639
Russell 1000 C000031061 Index [Member]
Account Value [Line Items]
Accumulated Value					10,800.878		13,242.5694		14,027.1463		16,285.9837		19,446.8428		24,633.3401		22,008.4294		24,993.994		33,593.1192		38,325.1808
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Index
Accumulated Value	10,000	10,000	10,729		10,801	13,154	13,243	13,933	14,027	16,177	16,286	19,317	19,447	24,469	24,633	21,861	22,008	24,827	24,994	33,369	33,593	38,069	38,325
Russell 1000 Value C000031061 Index [Member]
Account Value [Line Items]
Accumulated Value					11,201.73917		12,862.85461		13,243.37941		14,743.54326		14,997.64272		18,334.1491		18,778.59329		19,033.06625		24,660.13805		26,448.43502
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,957		$ 11,202	$ 12,581	$ 12,863	$ 12,954	$ 13,243	$ 14,421	$ 14,744	$ 14,669	$ 14,998	$ 17,933	$ 18,334	$ 18,368	$ 18,779	$ 18,617	$ 19,033	$ 24,120	$ 24,660	$ 25,870	$ 26,448